Nuveen Dividend Growth Fund
Portfolio of Investments April 30, 2024
(Unaudited)
w
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.8%
X –
COMMON STOCKS - 98.8% X 5,935,092,403
Banks - 3.3%
1,048,023 JPMorgan Chase & Co $ 200,947,930
Total Banks 200,947,930
Capital Goods - 7.3%
457,565 Eaton Corp PLC 145,624,637
533,955 Honeywell International Inc 102,909,147
154,543 Northrop Grumman Corp 74,957,991
360,012 Trane Technologies PLC 114,246,208
Total Capital Goods 437,737,983
Consumer Discretionary Distribution & Retail - 4.0%
557,831 Lowe's Cos Inc 127,179,890
1,220,418 TJX Cos Inc/The 114,829,129
Total Consumer Discretionary Distribution & Retail 242,009,019
Consumer Services - 3.2%
450,899 McDonald's Corp 123,113,463
795,811 Starbucks Corp 70,421,315
Total Consumer Services 193,534,778
Consumer Staples Distribution & Retail - 2.0%
2,038,406 Walmart Inc 120,979,396
Total Consumer Staples Distribution & Retail 120,979,396
Energy - 4.8%
863,735 Chevron Corp 139,294,543
1,273,013 Exxon Mobil Corp 150,559,248
Total Energy 289,853,791
Equity Real Estate Investment Trusts (REITs) - 4.3%
726,986 American Tower Corp 124,721,718
1,316,852 Prologis Inc 134,384,747
Total Equity Real Estate Investment Trusts (REITs) 259,106,465
Financial Services - 9.9%
714,807 American Express Co 167,286,282
2,015,422 Charles Schwab Corp/The 149,040,457
357,528 Mastercard Inc, Class A 161,316,634
285,422 S&P Global Inc 118,687,030
Total Financial Services 596,330,403
Food, Beverage & Tobacco - 5.2%
1,449,036 Mondelez International Inc, Class A 104,243,650
577,464 PepsiCo Inc 101,581,692
1,108,041 Philip Morris International Inc 105,197,413
Total Food, Beverage & Tobacco 311,022,755
Health Care Equipment & Services - 7.7%
1,344,565 Abbott Laboratories 142,483,553
257,287 Elevance Health Inc 135,996,762
375,108 UnitedHealth Group Inc 181,439,740
Total Health Care Equipment & Services 459,920,055

Nuveen Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Insurance - 2.3%
692,015 Marsh & McLennan Cos Inc $ 138,008,552
Total Insurance 138,008,552
Materials - 4.6%
439,410 Linde PLC 193,762,234
466,141 Packaging Corp of America 80,633,070
Total Materials 274,395,304
Media & Entertainment - 2.0%
3,220,702 Comcast Corp, Class A 122,740,953
Total Media & Entertainment 122,740,953
Pharmaceuticals, Biotechnology & Life Sciences - 4.0%
872,099 AbbVie Inc 141,838,181
612,821 Zoetis Inc 97,585,616
Total Pharmaceuticals, Biotechnology & Life Sciences 239,423,797
Semiconductors & Semiconductor Equipment - 7.6%
216,232 Broadcom Inc 281,159,982
874,146 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
120,055,212
325,693 Texas Instruments Inc 57,458,759
Total Semiconductors & Semiconductor Equipment 458,673,953
Software & Services - 10.8%
541,046 Accenture PLC, Class A 162,806,152
1,241,529 Microsoft Corp 483,364,485
Total Software & Services 646,170,637
Technology Hardware & Equipment - 9.9%
2,244,914 Apple Inc 382,376,202
616,219 Motorola Solutions Inc 208,990,674
Total Technology Hardware & Equipment 591,366,876
Transportation - 1.6%
405,144 Union Pacific Corp 96,083,951
Total Transportation 96,083,951
Utilities - 4.3%
2,184,474 NextEra Energy Inc 146,294,224
1,337,023 WEC Energy Group Inc 110,491,581
Total Utilities 256,785,805
Total Common Stocks
(cost $3,334,740,020) 5,935,092,403
Total Long-Term Investments
(cost $3,334,740,020) 5,935,092,403

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.0%
X –
REPURCHASE AGREEMENTS - 1.0% X 56,550,130
$ 54,850 (b) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 54,850,000
1,700 (c) Fixed Income Clearing Corporation 1.600% 5/01/24 1,700,130
Total Repurchase Agreements
(cost $56,550,130) 56,550,130
Total Short-Term Investments
(cost $56,550,130) 56,550,130
Total Investments (cost $3,391,290,150 ) - 99.8% 5,991,642,533
Other Assets & Liabilities, Net -  0.2% 13,335,394
Net Assets - 100% $ 6,004,977,927
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,935,092,403 $ – $ – $ 5,935,092,403
Short-Term Investments:
Repurchase Agreements – 56,550,130 – 56,550,130
Total
$ 5,935,092,403 $ 56,550,130 $ – $ 5,991,642,533
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $54,858,045 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $55,947,001.
(c) Agreement with Fixed Income Clearing Corporation, 1.600% dated 4/30/24 to be repurchased at $1,700,206 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $1,734,281.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's

Nuveen Global Dividend Growth Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
X –
COMMON STOCKS - 98.6% X 18,101,604
Banks - 4.8%
3,214 JPMorgan Chase & Co $ 616,252
4,486 Toronto-Dominion Bank 266,133
Total Banks 882,385
Capital Goods - 6.3%
1,278 Eaton Corp PLC 406,736
1,651 Honeywell International Inc 318,197
9,725 ITOCHU Corp 438,741
Total Capital Goods 1,163,674
Commercial & Professional Services - 1.0%
4,703 Experian PLC 189,691
Total Commercial & Professional Services 189,691
Consumer Discretionary Distribution & Retail - 2.0%
1,598 Lowe's Cos Inc 364,328
Total Consumer Discretionary Distribution & Retail 364,328
Consumer Durables & Apparel - 2.6%
571 LVMH Moet Hennessy Louis Vuitton SE 469,040
Total Consumer Durables & Apparel 469,040
Consumer Services - 4.2%
13,493 Compass Group PLC 375,290
1,428 McDonald's Corp 389,901
Total Consumer Services 765,191
Energy - 5.8%
8,793 Enbridge Inc 312,656
3,034 Exxon Mobil Corp 358,831
5,321 TotalEnergies SE 386,298
Total Energy 1,057,785
Equity Real Estate Investment Trusts (REITs) - 1.9%
3,486 Prologis Inc 355,746
Total Equity Real Estate Investment Trusts (REITs) 355,746
Financial Services - 10.0%
1,983 American Express Co 464,081
2,937 Charles Schwab Corp 217,191
3,359 Macquarie Group Ltd 402,202
974 Mastercard Inc, Class A 439,469
15,600 ORIX Corp 319,260
Total Financial Services 1,842,203
Food, Beverage & Tobacco - 5.1%
2,678 Nestle SA 268,872
1,969 PepsiCo Inc 346,367
3,442 Philip Morris International Inc 326,783
Total Food, Beverage & Tobacco 942,022

Shares Description (a) Value
Health Care Equipment & Services - 3.7%
2,565 Abbott Laboratories $ 271,813
840 UnitedHealth Group Inc 406,308
Total Health Care Equipment & Services 678,121
Household & Personal Products - 2.1%
2,342 Reckitt Benckiser Group PLC 130,934
4,949 Unilever PLC 256,016
Total Household & Personal Products 386,950
Insurance - 1.0%
24,800 AIA Group Ltd 181,644
Total Insurance 181,644
Materials - 4.6%
1,167 Linde PLC 514,600
16,075 SIG Group AG 321,233
Total Materials 835,833
Media & Entertainment - 1.7%
8,198 Comcast Corp, Class A 312,426
Total Media & Entertainment 312,426
Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
3,077 AbbVie Inc 500,443
4,027 Novo Nordisk A/S, Class B 516,431
4,694 Sanofi 463,735
2,039 Zoetis Inc 324,691
Total Pharmaceuticals, Biotechnology & Life Sciences 1,805,300
Semiconductors & Semiconductor Equipment - 7.9%
696 Broadcom Inc 904,988
3,938 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
540,845
Total Semiconductors & Semiconductor Equipment 1,445,833
Software & Services - 10.4%
1,144 Accenture PLC, Class A 344,241
2,737 Microsoft Corp 1,065,596
2,752 SAP SE 496,921
Total Software & Services 1,906,758
Technology Hardware & Equipment - 5.5%
3,625 Apple Inc 617,446
1,156 Motorola Solutions Inc 392,058
Total Technology Hardware & Equipment 1,009,504
Telecommunication Services - 2.2%
105,487 HKT Trust & HKT Ltd 116,455
7,500 KDDI Corp 208,116
86,071 Vodafone Group PLC 72,584
Total Telecommunication Services 397,155
Transportation - 1.4%
1,121 Union Pacific Corp 265,856
Total Transportation 265,856

Nuveen Global Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Utilities - 4.6%
4,685 NextEra Energy Inc $ 313,754
8,361 Veolia Environnement SA 259,924
3,273 WEC Energy Group Inc 270,481
Total Utilities 844,159
Total Common Stocks
(cost $11,087,520) 18,101,604
Total Long-Term Investments
(cost $11,087,520) 18,101,604
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.5%
X –
REPURCHASE AGREEMENTS - 1.5% X 275,000
$ 275 (b) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 275,000
Total Repurchase Agreements
(cost $275,000) 275,000
Total Short-Term Investments
(cost $275,000) 275,000
Total Investments (cost $11,362,520 ) - 100.1% 18,376,604
Other Assets & Liabilities, Net -  (0.1)% (11,243)
Net Assets - 100% $ 18,365,361
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,228,217 $ 5,873,387 $ – $ 18,101,604
Short-Term Investments:
Repurchase Agreements – 275,000 – 275,000
Total
$ 12,228,217 $ 6,148,387 $ – $ 18,376,604

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $275,040 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $280,667.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen International Dividend Growth Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.1%
X –
COMMON STOCKS - 98 .1 % X 5,093,289
Automobiles & Components - 2.5%
1,062 Autoliv Inc $ 127,217
Total Automobiles & Components 127,217
Banks - 4.7%
33,946 BOC Hong Kong Holdings Ltd 104,048
2,371 Toronto-Dominion Bank/The 140,660
Total Banks 244,708
Capital Goods - 9.9%
15,134 BAE Systems PLC 251,712
5,800 ITOCHU Corp 261,665
Total Capital Goods 513,377
Commercial & Professional Services - 1.6%
2,089 Experian PLC 84,258
Total Commercial & Professional Services 84,258
Consumer Durables & Apparel - 3.6%
230 LVMH Moet Hennessy Louis Vuitton SE 188,930
Total Consumer Durables & Apparel 188,930
Consumer Services - 5.2%
4,863 Compass Group PLC 135,258
1,806 Restaurant Brands International Inc 137,013
Total Consumer Services 272,271
Energy - 6.6%
4,311 Enbridge Inc 153,288
2,621 TotalEnergies SE 190,281
Total Energy 343,569
Equity Real Estate Investment Trusts (Reits) - 2.1%
22,427 British Land Co PLC/The 108,146
Total Equity Real Estate Investment Trusts (Reits) 108,146
Financial Services - 6.7%
1,445 Macquarie Group Ltd 173,022
8,500 ORIX Corp 173,956
Total Financial Services 346,978
Food, Beverage & Tobacco - 4.0%
2,645 Diageo PLC 91,410
1,159 Nestle SA 116,364
Total Food, Beverage & Tobacco 207,774
Household & Personal Products - 4.4%
1,352 Reckitt Benckiser Group PLC 75,586
2,994 Unilever PLC 154,882
Total Household & Personal Products 230,468

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (a) Value
Insurance - 3.9%
11,000 AIA Group Ltd $ 80,568
3,512 AXA SA 121,345
Total Insurance 201,913
Materials - 6.4%
495 Linde PLC 218,275
5,588 SIG Group AG 111,667
Total Materials 329,942
Pharmaceuticals, Biotechnology & Life Sciences - 14.2%
8,300 Astellas Pharma Inc 79,662
8,206 Hikma Pharmaceuticals PLC 197,031
1,993 Novo Nordisk A/S, Class B 255,587
2,093 Sanofi 206,774
Total Pharmaceuticals, Biotechnology & Life Sciences 739,054
Semiconductors & Semiconductor Equipment - 4.4%
1,671 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
229,495
Total Semiconductors & Semiconductor Equipment 229,495
Software & Services - 4.1%
1,165 SAP SE 210,361
Total Software & Services 210,361
Telecommunication Services - 5.8%
91,400 HKT Trust & HKT Ltd 100,903
5,000 KDDI Corp 138,744
74,413 Vodafone Group PLC 62,753
Total Telecommunication Services 302,400
Transportation - 2.7%
1,145 Canadian National Railway Co 138,974
Total Transportation 138,974
Utilities - 5.3%
27,622 Snam SpA 126,378
4,731 Veolia Environnement SA 147,076
Total Utilities 273,454
Total Common Stocks
(cost $3,894,242) 5,093,289
Total Long-Term Investments
(cost $3,894,242) 5,093,289
Other Assets & Liabilities, Net -  1.9% 99,710
Net Assets - 100% $ 5,192,999

Nuveen International Dividend Growth Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,144,922 $ 3,948,367 $ – $ 5,093,289
Total
$ 1,144,922 $ 3,948,367 $ – $ 5,093,289
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen International Small Cap Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 101.5%
X –
COMMON STOCKS - 101.5% X 61,658,470
Automobiles & Components - 0.9%
41,944 (b) Brembo NV $ 533,607
Total Automobiles & Components 533,607
Banks - 3.5%
16,923 (c) BAWAG Group AG 1,010,486
86,400 Chiba Bank Ltd/The 729,826
68,300 Concordia Financial Group Ltd 368,010
Total Banks 2,108,322
Capital Goods - 18.6%
87,100 Amada Co Ltd 951,312
114,300 (c) BOC Aviation Ltd 909,112
71,621 Bodycote PLC 616,062
1,263 Burckhardt Compression Holding AG 804,435
35,751 IMI PLC 778,753
3,947 Kardex Holding AG 1,044,306
16,082 Konecranes Oyj 845,195
13,521 Kongsberg Gruppen ASA 954,490
38,400 Nabtesco Corp 633,290
27,800 Nichias Corp 761,990
80,113 RS GROUP PLC 733,900
25,416 (c) Signify NV, Reg S 693,131
8,166 Toromont Industries Ltd 747,406
23,152 Trelleborg AB 815,933
Total Capital Goods 11,289,315
Commercial & Professional Services - 6.3%
14,938 Arcadis NV 922,555
40,511 Elis SA 909,528
65,400 (b) Park24 Co Ltd 704,331
35,632 SPIE SA 1,295,603
Total Commercial & Professional Services 3,832,017
Consumer Discretionary Distribution & Retail - 6.7%
48,300 ASKUL Corp 729,441
92,070 Inchcape PLC 917,654
24,150 PALTAC Corp 730,946
1,000,000 (c) Topsports International Holdings Ltd 694,475
31,300 United Arrows Ltd 360,714
44,124 WH Smith PLC 603,541
Total Consumer Discretionary Distribution & Retail 4,036,771
Consumer Services - 5.1%
127,478 Collins Foods Ltd 817,196
25,159 Greggs PLC 851,430
40,100 Resorttrust Inc 663,669
28,400 Tokyotokeiba Co Ltd 782,829
Total Consumer Services 3,115,124
Consumer Staples Distribution & Retail - 1.1%
22,700 Sundrug Co Ltd 659,145
Total Consumer Staples Distribution & Retail 659,145

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Shares Description (a) Value
Energy - 3.7%
24,874 Enerplus Corp $ 486,585
184,847 (b),(d) Kelt Exploration Ltd 839,207
54,552 (b) Vallourec SACA 939,207
Total Energy 2,264,999
Equity Real Estate Investment Trusts (Reits) - 7.6%
11,338 Aedifica SA 724,471
74,217 Charter Hall Group 563,621
755,452 HomeCo Daily Needs REIT 592,301
293,395 LondonMetric Property PLC 716,152
448,057 National Storage REIT 617,838
72,084 Safestore Holdings PLC 694,735
772,442 Supermarket Income Reit PLC 697,766
Total Equity Real Estate Investment Trusts (Reits) 4,606,884
Financial Services - 4.6%
59,101 Banca Mediolanum SpA 639,566
66,417 (c) BFF Bank SpA 852,304
65,683 IG Group Holdings PLC 612,905
139,012 OSB Group PLC 711,839
Total Financial Services 2,816,614
Food, Beverage & Tobacco - 4.3%
87,856 Britvic PLC 968,853
49,200 Morinaga Milk Industry Co Ltd 964,093
27,600 Nichirei Corp 691,010
Total Food, Beverage & Tobacco 2,623,956
Health Care Equipment & Services - 4.4%
27,900 Amvis Holdings Inc 380,639
15,806 CompuGroup Medical SE & Co KgaA 473,483
176,720 (c) ConvaTec Group PLC 549,831
28,473 (b) Inmode Ltd 489,451
53,400 Ship Healthcare Holdings Inc 794,480
Total Health Care Equipment & Services 2,687,884
Household & Personal Products - 1.1%
71,600 Pola Orbis Holdings Inc 657,013
Total Household & Personal Products 657,013
Insurance - 3.0%
16,537 ASR Nederland NV 827,503
103,753 Storebrand ASA 995,987
Total Insurance 1,823,490
Materials - 10.5%
24,764 Alamos Gold Inc, Class A 364,269
61,168 Hudbay Minerals Inc 514,973
13,354 Labrador Iron Ore Royalty Corp 291,690
123,494 (b) Lynas Rare Earths Ltd 516,372
34,400 Mitsubishi Gas Chemical Co Inc 608,681
25,800 Nippon Light Metal Holdings Co Ltd 306,143
458,067 Orora Ltd 642,069
20,474 Pan American Silver Corp 377,608
9,366 Salzgitter AG 240,529
22,400 Sumitomo Osaka Cement Co Ltd 556,150
62,300 Tosoh Corp 858,875
23,800 UACJ Corp 727,105

Shares Description (a) Value
Materials (continued)
9,626 Vicat SA $ 355,375
Total Materials 6,359,839
Media & Entertainment - 3.0%
30,571 CAR Group Ltd 662,886
12,801 CTS Eventim AG & Co KGaA 1,131,976
Total Media & Entertainment 1,794,862
Pharmaceuticals, Biotechnology & Life Sciences - 1.8%
7,116 Gerresheimer AG 766,371
36,874 Grifols SA 337,488
Total Pharmaceuticals, Biotechnology & Life Sciences 1,103,859
Real Estate Management & Development - 1.2%
54,520 Savills PLC 737,118
Total Real Estate Management & Development 737,118
Semiconductors & Semiconductor Equipment - 1.0%
42,300 SUMCO Corp 630,833
Total Semiconductors & Semiconductor Equipment 630,833
Software & Services - 5.9%
32,000 BIPROGY Inc 930,925
4,813 (b) Kinaxis Inc 512,503
35,900 NET One Systems Co Ltd 601,729
4,106 Sopra Steria Group 899,042
29,500 TIS Inc 630,019
Total Software & Services 3,574,218
Technology Hardware & Equipment - 1.2%
2,298 Comet Holding AG 725,136
Total Technology Hardware & Equipment 725,136
Transportation - 2.5%
2,515,000 Pacific Basin Shipping Ltd 870,839
19,100 Sankyu Inc 662,189
Total Transportation 1,533,028
Utilities - 3.5%
25,600 Capital Power Corp 668,150
120,031 Drax Group PLC 776,921
103,192 Superior Plus Corp 699,365
Total Utilities 2,144,436
Total Common Stocks
(cost $60,344,476) 61,658,470
Total Long-Term Investments
(cost $60,344,476) 61,658,470
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
42,663 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.430%(f) $ 42,663
Total Investments Purchased with Collateral from Securities Lending
(cost $42,663) 42,663
Total Investments (cost $60,387,139 ) - 101.6% 61,701,133
Other Assets & Liabilities, Net -  (1.6)% (981,153)
Net Assets - 100% $ 60,719,980

Nuveen International Small Cap Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 5,991,207 $ 55,667,263 $ – $ 61,658,470
Investments Purchased with Collateral from
Securities Lending 42,663 – – 42,663
Total
$ 6,033,870 $ 55,667,263 $ – $ 61,701,133
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $4,709,339 or 7.6% of Total Investments.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $37,675.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
REIT Real Estate Investment Trust

Nuveen Winslow Large-Cap Growth ESG Fund
Portfolio of Investments April 30, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 98.6%
X –
COMMON STOCKS - 98.6% X 833,327,625
Capital Goods - 6.8%
48,150 AMETEK Inc $ 8,409,879
46,850 General Electric Co 7,581,267
18,660 Parker-Hannifin Corp 10,168,021
73,260 Trane Technologies PLC 23,248,328
92,950 Vertiv Holdings Co, Class A 8,644,350
Total Capital Goods 58,051,845
Consumer Discretionary Distribution & Retail - 10.0%
418,180 (b) Amazon.com Inc 73,181,500
10,520 (b) O'Reilly Automotive Inc 10,659,495
Total Consumer Discretionary Distribution & Retail 83,840,995
Consumer Services - 3.8%
3,380 Booking Holdings Inc 11,667,861
3,875 (b) Chipotle Mexican Grill Inc 12,243,450
42,710 Hilton Worldwide Holdings Inc 8,425,829
Total Consumer Services 32,337,140
Consumer Staples Distribution & Retail - 1.0%
11,440 Costco Wholesale Corp 8,269,976
Total Consumer Staples Distribution & Retail 8,269,976
Financial Services - 4.9%
157,650 KKR & Co Inc 14,672,486
31,316 Mastercard Inc, Class A 14,129,779
48,311 Visa Inc, Class A 12,976,818
Total Financial Services 41,779,083
Health Care Equipment & Services - 10.4%
82,500 Abbott Laboratories 8,742,525
115,120 (b) Boston Scientific Corp 8,273,674
205,650 (b) Edwards Lifesciences Corp 17,412,386
31,030 (b) IDEXX Laboratories Inc 15,290,343
61,955 (b) Intuitive Surgical Inc 22,961,762
32,133 UnitedHealth Group Inc 15,542,732
Total Health Care Equipment & Services 88,223,422
Materials - 2.7%
66,500 Ecolab Inc 15,038,975
18,482 Linde PLC 8,149,823
Total Materials 23,188,798
Media & Entertainment - 8.5%
206,840 (b) Alphabet Inc, Class A 33,669,415
159,710 (b) Alphabet Inc, Class C 26,294,655
41,000 (b) Spotify Technology SA 11,498,040
Total Media & Entertainment 71,462,110
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
21,240 Eli Lilly & Co 16,590,564
Total Pharmaceuticals, Biotechnology & Life Sciences 16,590,564

Nuveen Winslow Large-Cap Growth ESG Fund
(continued)
Portfolio of Investments
April 30, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Shares Description (a) Value
Semiconductors & Semiconductor Equipment - 18.4%
49,700 (b) Advanced Micro Devices Inc $ 7,871,486
26,843 ASML Holding NV 23,419,712
20,100 Broadcom Inc 26,135,427
31,980 Lam Research Corp 28,603,232
80,806 NVIDIA Corp 69,818,000
Total Semiconductors & Semiconductor Equipment 155,847,857
Software & Services - 23.1%
40,620 (b) Adobe Inc 18,800,155
27,630 Intuit Inc 17,285,881
275,552 Microsoft Corp 107,280,660
73,130 Salesforce Inc 19,667,582
18,750 (b) ServiceNow Inc 12,999,938
18,350 (b) Synopsys Inc 9,736,326
38,000 (b) Workday Inc, Class A 9,299,740
Total Software & Services 195,070,282
Technology Hardware & Equipment - 4.4%
215,910 Apple Inc 36,775,950
Total Technology Hardware & Equipment 36,775,950
Transportation - 2.6%
45,500 Old Dominion Freight Line Inc 8,267,805
205,550 (b) Uber Technologies Inc 13,621,798
Total Transportation 21,889,603
Total Common Stocks
(cost $507,195,463) 833,327,625
Total Long-Term Investments
(cost $507,195,463) 833,327,625
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 1.4%
X –
REPURCHASE AGREEMENTS - 1.4% X 11,422,519
$ 11,050 (c) Fixed Income Clearing Corporation 5.280% 5/01/24 $ 11,050,000
373 (d) Fixed Income Clearing Corporation 1.600% 5/01/24 372,519
Total Repurchase Agreements
(cost $11,422,519) 11,422,519
Total Short-Term Investments
(cost $11,422,519) 11,422,519
Total Investments (cost $518,617,982 ) - 100.0% 844,750,144
Other Assets & Liabilities, Net -  (0.0)% (99,313)
Net Assets - 100% $ 844,650,831

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 833,327,625 $ – $ – $ 833,327,625
Short-Term Investments:
Repurchase Agreements – 11,422,519 – 11,422,519
Total
$ 833,327,625 $ 11,422,519 $ – $ 844,750,144
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.280% dated 4/30/24 to be repurchased at $11,051,621 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 4.375% and maturity date 5/15/40, valued at $11,271,002.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 4/30/24 to be repurchased at $372,535 on 5/1/24, collateralized by
Government Agency Securities, with coupon rate 0.750% and maturity date 8/31/26, valued at $379,986.